Note 11 - Fair Value of Financial Instruments and Derivative Instruments (Details Textual) - USD ($) $ in Thousands		6 Months Ended
	May 07, 2021	Jun. 30, 2021	Dec. 31, 2020
Assets Held-for-sale, Not Part of Disposal Group, Current, Total		$ 25,887	$ 24,340
Vessels [Member]
Assets Held-for-sale, Not Part of Disposal Group, Current, Total		27,047
Assets Held-for-sale, Long Lived, Fair Value Disclosure		25,887
Impairment of Long-Lived Assets to be Disposed of		$ 1,160
Class B Warrants [Member]
Class of Warrant or Right, Expired During Period (in shares)	4,200,000
Class of Warrant or Right, Expired, Number of Securities Called by Warrants or Rights (in shares)	168,000
Class of Warrant or Right, Exercised During Period (in shares)		0